Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of authorized shares

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,108,452,326	1,108,462,804
Series B shares (1)	13,702	57,500,171	57,513,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(9,904,197)	(9,904,197)	(1)
	24,180	1,156,048,300	1,156,072,480

(1) The number of forfeited shares as of December 31, 2021 were 551,732, which are include in treasury shares.

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,077,914,326	1,077,924,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(19,020,202)	(19,020,202)	(1)
	24,180	1,146,932,295	1,146,956,475
(1)	The number of forfeited shares as of December 31, 2020, were 327,217, which are include in treasury shares.

Schedule of basic and diluted earnings (loss) per share

	As of December 31,
	2021		2020		2019
Net income (loss) for the period	Ps.	2,120,551	Ps.	(4,293,791)	Ps.	2,639,063
Weighted average number of shares outstanding (in thousands):
Basic		1,165,977		1,021,561		1,011,877
Diluted		1,165,977		1,021,561		1,011,877
EPS - LPS:
Basic	Ps.	1.819	Ps.	(4.203)	Ps.	2.608
Diluted	Ps.	1.819	Ps.	(4.203)	Ps.	2.608